Goodwill and Intangibles (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets Table
The following table presents the gross carrying amount and accumulated amortization of other intangible assets:

	December 31,
thousands	2018	2017
Gross carrying amount	$979,863	$979,863
Accumulated amortization	(138,455)	(107,676)
Other intangible assets	$841,408	$872,187